Inventories and Pre-publication Costs - Summary of Inventories and Pre-Publication Costs (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Information About Inventories Explanatory [Abstract]
Raw materials	£ 2	£ 2
Pre-publication costs	181	171
Finished goods	34	39
Total	£ 217	£ 212